Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Defined Contribution Pension Plan 401k	Dec. 31, 2012 Defined Contribution Pension Plan 401k The first 1% of eligible compensation	Dec. 31, 2012 Defined Contribution Pension Plan 401k The next 5% of eligible compensation	Dec. 31, 2012 Pension benefits	Dec. 31, 2012 U.S. Pension Plans	Dec. 31, 2011 U.S. Pension Plans	Dec. 31, 2010 U.S. Pension Plans	Dec. 31, 2012 Non-US Pension Plans	Dec. 31, 2011 Non-US Pension Plans	Dec. 31, 2012 Non-US Pension Plans Maximum	Dec. 31, 2011 Non-US Pension Plans Maximum	Dec. 31, 2010 Non-US Pension Plans Maximum	Dec. 31, 2012 Non-US Pension Plans Minimum	Dec. 31, 2011 Non-US Pension Plans Minimum	Dec. 31, 2010 Non-US Pension Plans Minimum	Dec. 31, 2013 An Additional 1% Match	Dec. 31, 2012 An Additional 1% Match Maximum	Dec. 31, 2012 An Additional 1% Match Minimum	Dec. 31, 2012 An Additional 2% Match	Dec. 31, 2012 An Additional 2% Match Maximum	Dec. 31, 2012 An Additional 2% Match Minimum	Dec. 31, 2012 An Additional 3% Match	Dec. 31, 2012 An Additional 3% Match Maximum	Dec. 31, 2012 An Additional 3% Match Minimum
Defined Benefit Plan Disclosure [Line Items]
Benefits paid									$ 331,000,000	$ 358,854,000	$ 28,178,000		$ 6,175,000	$ 2,310,000
Pension plan contribution	235,200,000	37,100,000								190,000,000
Defined accumulated benefit obligation plans	804,200,000	625,900,000
Discount rate										3.67%	5.05%	5.90%			0.50%	0.75%	0.75%	4.50%	5.00%	5.40%
Expected rate of return on plan assets	7.50%	8.00%	8.50%
Pension plan assets yielded returns	10.80%	7.80%	11.20%
Expected rate of return on plan assets assumption	3.75%
Allocation of Pension Plans	90.00%
Expected contribution				35,000,000	30,000,000
401(k) plan description						Under the 401(k) plan, eligible U.S. employees may voluntarily contribute a percentage of their eligible compensation. We match contributions made by employees who meet certain eligibility and service requirements. Our matching contribution is 100% of eligible employee contributions for the first 1% of eligible compensation and 50% of the next 5% of eligible compensation.
Matching contribution to eligible employee contributions							100.00%	50.00%
Annual eligible compensation percentage	1.50%
Matching contribution to eligible employee contributions	500.00%
Additional Matching contribution to eligible employee contributions																					1.00%
Years of Service					30 years																	19 years	10 years		24 years	20 years		29 years	25 years
Additional Matching contribution to eligible employee contributions																								2.00%
Additional Matching contribution to eligible employee contributions																											3.00%
Additional Matching contribution to eligible employee contributions	4.00%
Participants are 100% vested in employer match	after 3 years of service
401(k) plan and ESOP combined expenese	19,700,000	15,800,000	11,000,000
Other accrued retirement compensation	$ 52,600,000	$ 12,600,000